Cover	Nov. 23, 2021
Cover [Abstract]
Entity Registrant Name	GT Biopharma, Inc.
Entity Central Index Key	0000109657
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Nov. 23, 2021
Entity File Number	1-40023
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	94-1620407
Entity Address Address Line 1	9350 Wilshire Blvd.
Entity Address Address Line 2	Suite 203
Entity Address City Or Town	Beverly Hills
Entity Address State Or Province	CA
Entity Address Postal Zip Code	90212
City Area Code	800
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	304-9888
Security 12b Title	Common stock, $0.001 par value
Trading Symbol	GTBP
Security Exchange Name	NASDAQ